BNY Mellon Funds Trust (the "Trust")

-          BNY Mellon Short-Term U.S. Government Securities Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, is a supplement to the Trust's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 13, 2017 (SEC Accession No. 0001111565-17-000098).